TYPE 13F-HR
PERIOD 09/30/00
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME				Dena L. Hudgins
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2000

Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) :	[    ]  is a restatement.
						[  x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	The Edgar Lomax Company
Address:	6564 Loisdale Court,
			Suite 310
			Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Dena L. Hudgins
Title:	Vice President of Administration
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia November 14, 2000

Report Type  (Check only one.):

[ x ]		13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]		13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$ 1,231,360
						  		(thousands)

List of Other Managers Reporting for this Manager:	None


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                                                          Form 13F Information Table
        Name of Issuer        Title CUSIP     Value       Shares/    SH/Invstmt Other Ma    Voting Authority
                                             (X$1000)     PRN AMT    PRN Dscretn           (a) Sole (b)Sh (c) None
ALLEGHENY TECHNOLOGIES         Com 01741R102         $796     43,900 SH   Sole               31,600         12,300
AMERICAN ELECTRIC POWER        Com 025537101      $51,269  1,310,400 SH   Sole            1,018,600        291,800
AMERICAN GENERAL CORPORATION   Com 026351106      $42,346    542,900 SH   Sole              423,000        119,900
AT&T                           Com 001957109       $7,231    246,167 SH   Sole              200,842         45,325
AVON PRODS INC                 Com 054303102       $1,087     26,600 SH   Sole               18,400          8,200
BAKER HUGHES INC               Com 057224107       $1,485     40,000 SH   Sole               27,200         12,800
BANC ONE CORP                  Com 06423A103       $1,125     29,118 SH   Sole               20,500          8,618
BANK OF AMERICA CORP           Com 060505104         $995     19,000 SH   Sole               13,600          5,400
BOEING                         Com 097023105         $272      4,325 SH   Sole                1,700          2,625
BP AMOCO P L C SPONSORED ADR   Com 055622104         $591     11,152 SH   Sole                6,068          5,084
BRUNSWICK CORP                 Com 117043109      $34,113  1,869,225 SH   Sole            1,448,175        421,050
BURLINGTON NORTHERN            Com 12189T104      $36,594  1,697,100 SH   Sole            1,321,900        375,200
CAMPBELL SOUP CO               Com 134429109         $712     27,500 SH   Sole               20,500          7,000
CATERPILLAR INC DEL            Com 149123101      $44,765  1,326,375 SH   Sole            1,026,300        300,075
CIGNA                          Com 125509109      $53,385    511,353 SH   Sole              398,353        113,000
COASTAL CORP                   Com 190441105      $84,868  1,144,925 SH   Sole              889,225        255,700
DOW CHEMICAL                   Com 260543103      $23,780    953,575 SH   Sole              742,875        210,700
DUPONT                         Com 263534109      $40,366    974,130 SH   Sole              752,900        221,230
EASTMAN KODAK                  Com 277461109      $30,751    752,325 SH   Sole              589,185        163,140
ENTERGY CORP NEW               Com 29364G103       $1,289     34,600 SH   Sole               23,700         10,900
EXXON MOBIL CORP.              Com 30231G102      $41,347    463,919 SH   Sole              358,140        105,779
FLUOR CORP                     Com 343861100         $732     24,400 SH   Sole               18,500          5,900
FORD MTR CO DEL                Com 345370860         $823     32,514 SH   Sole               22,900          9,614
GENERAL DYNAMICS CORP          Com 369550108      $48,031    764,675 SH   Sole              601,775        162,900
GENERAL MTRS CORP              Com 370442105      $55,065    847,147 SH   Sole              649,235        197,912
HARTFORD FINL SVCS             Com 416515104      $63,385    869,025 SH   Sole              676,925        192,100
HEINZ                          Com 423074103         $871     23,500 SH   Sole               16,700          6,800
HONEYWELL INTL INC             Com 438516106      $25,567    717,674 SH   Sole              557,851        159,823
INTERNATIONAL FLAV/FRAG        Com 459506101      $20,557  1,126,425 SH   Sole              877,325        249,100
INTERNATIONAL PAPER            Com 460146103      $25,144    876,475 SH   Sole              676,650        199,825
J P MORGAN & CO.               Com 616880100      $62,936    385,224 SH   Sole              302,134         83,090
LIMITED INC.                   Com 532716107      $41,932  1,900,600 SH   Sole            1,480,100        420,500
MAY DEPARTMENT STORES          Com 577778103      $26,838  1,309,150 SH   Sole            1,018,450        290,700
MINNESOTA, MINING & MANUFACT.  Com 604059105      $60,182    660,435 SH   Sole              511,867        148,568
NORFOLK SOUTHERN               Com 655844108      $29,885  2,043,450 SH   Sole            1,586,150        457,300
OCCIDENTAL PETE CP DEL         Com 674599105         $999     45,800 SH   Sole               33,200         12,600
PHARMACIA CORP.                Com 71713U102       $1,339     22,251 SH   Sole               15,011          7,240
PHILIP MORRIS                  Com 718154107      $40,576  1,378,371 SH   Sole            1,047,868        330,503
POLAROID                       Com 731095105         $696     51,800 SH   Sole               37,500         14,300
RAYTHEON CO. CL A              Com 755111309      $45,210  1,651,500 SH   Sole            1,294,200        357,300
ROCKWELL INTERNATIONAL         Com 773903109      $26,004    859,650 SH   Sole              669,550        190,100
SARA LEE CORP COM              Com 803111103         $934     46,000 SH   Sole               33,600         12,400
SBC COMMUNICATIONS INC         Com 78387G103      $57,932  1,158,648 SH   Sole              895,798        262,850
SEARS ROEBUCK & CO.            Com 812387108         $995     30,700 SH   Sole               21,700          9,000
SOUTHERN CO.                   Com 842587107      $58,098  1,791,066 SH   Sole            1,392,275        398,791
UNICOM CORP.                   Com 904911104       $1,500     26,700 SH   Sole               18,300          8,400
UNITED TECHNOLOGIES            Com 913017109         $201      2,900 SH   Sole                1,150          1,750
US BANCORP DEL                 Com 902973106         $994     43,700 SH   Sole               31,800         11,900
VERIZON COMMUNICATIONS         Com 92343V104      $33,183    685,063 SH   Sole              532,863        152,200
WEYERHAEUSER CORP.             Com 962166104         $900     22,300 SH   Sole               18,300          4,000
XEROX CORP                     Com 984121103         $684     45,400 SH   Sole               33,400         12,000
                        TOTAL                  $1,231,360



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